Stockholders' Equity - Schedule of Common Stock Reserved for Future Issuances (Detail) - shares		Jun. 30, 2022	Dec. 31, 2021
Class Of Stock [Line Items]
Total common stock reserved for future issuances	[1]		465,945,709
Warrants [Member]
Class Of Stock [Line Items]
Total common stock reserved for future issuances			51,824,925
2021 Incentive Award Plan [Member]
Class Of Stock [Line Items]
Total common stock reserved for future issuances		206,218,238	200,569,979
2021 Employee Stock Purchase Plan [Member]
Class Of Stock [Line Items]
Total common stock reserved for future issuances			20,000,000
Employee Stock Option [Member]
Class Of Stock [Line Items]
Total common stock reserved for future issuances			25,228,853
Restricted Stock Units (RSUs) [Member]
Class Of Stock [Line Items]
Total common stock reserved for future issuances			168,321,952

[1]	Excludes unvested earnout shares which are restricted shares issued to equity holders of Old Ginkgo as part of the Business Combination (Note 3) and are recorded in equity as shares outstanding upon satisfying the vesting conditions.